Subsequent Events - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Subsequent Event [Line Items]
Dividend per common share	¥ 9
Cash dividend per five common shares	¥ 45
Number of common stock eligible for dividend	5
Cash dividends declared	¥ 11,307
Dividends payable, date of record	Mar. 31, 2013
Dividends payable, date declared	May 10, 2013